LOOMIS SAYLES FUNDS II

September 19, 2008

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Loomis Sayles Funds II
(File Nos.: 033-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information do not differ from those contained in the Post-Effective Amendment No. 51 that was filed electronically on September 15, 2008.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete Assistant Secretary